UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21869
                                                    ----------------------------

                         HIGHLAND CREDIT STRATEGIES FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           James D. Dondero, President
                         Highland Credit Strategies Fund
                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 665-1287
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                  Date of reporting period: SEPTEMBER 30, 2006
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

INVESTMENT PORTFOLIO (UNAUDITED)

SEPTEMBER 30, 2006                               HIGHLAND CREDIT STRATEGIES FUND


 PRINCIPAL AMOUNT ($)                                     VALUE ($)
---------------------                                   ------------
SENIOR LOAN NOTES (A) - 106.5%

AEROSPACE - 4.0%
  2,473,977    AWAS Capital, Inc.
                 Second Priority Term Loan,
                 11.44%, 03/15/13                          2,486,347
 10,000,000    Delta Airlines, Inc.
                 Term Loan Equipment Notes,
                 08/25/12 (b)                             10,012,500
  7,000,000    Northwest Airlines, Inc.
                 Term Loan DIP,
                 7.90%, 08/21/08                           7,017,500
               TDS Investor Corp.
  3,674,267      Dollar Term Loan, 08/23/13(b)             3,682,791
    325,733      Synthetic LC, 08/23/13 (b)                  326,241
 3,000,000     U S Airways Group, Inc.
                 Term Loan, 9.00%, 03/31/11                3,022,500
                                                     ---------------
                                                          26,547,879
                                                     ---------------
BROADCASTING - 1.4%
  9,180,933    Millennium Digital Media
                 Systems, LLC
                 Term Facility, 9.49%, 06/30/11
                 (c)                                       9,180,933
                                                     ---------------
CABLE/WIRELESS VIDEO - 5.0%
  4,500,000    Bresnan Communications LLC
                 First Lien Term Loan B,
                 7.21%, 09/29/13                           4,496,625
  6,000,000    Century Cable Holdings LLC
                 Revolver, 03/31/09 (b)                    5,802,480
  9,000,000    Cequel Communications, LLC
                 NC Term Facility, 10.13%,
                 10/30/07 (b)                              8,932,500
  1,484,480    Charter Communications
                 Operating, LLC
                 Term Facility, 7.76%, 04/28/13            1,492,140
  4,987,500    RCN Corp.
                 Initial Term Loan, 7.28%,
                 05/30/13                                  4,987,500
  1,625,000    San Juan Cable LLC (Puerto
                 Rico) Second Lien Term Loan,
                 10/31/13 (b)                              1,644,630
               WideOpenWest Finance LLC
                 First Lien Term Loan,
  2,400,000      7.73%, 05/01/13                           2,402,352
                 Second Lien Term Loan,
  3,250,000      10.23%, 05/01/14                          3,286,985
                                                     ---------------
                                                          33,045,212
                                                     ---------------
CHEMICALS - 1.6%
  1,833,333    Ferro Corp.
                 Term Loan, 8.66%, 06/06/12
                 (c) (b)                                   1,831,060
  2,000,000    Georgia Gulf Corp.
                 Term Loan, 09/01/13 (b)                   2,005,840
               INEOS US Finance
    500,000      Term B2, 7.61%, 12/16/13                    505,100
    500,000      Term C2, 8.11%, 12/16/14                    505,470


 PRINCIPAL AMOUNT ($)                                     VALUE ($)
---------------------                                   ------------

CHEMICALS (CONTINUED)
  5,729,500    Solutia Inc.
                 New Term Loan B DIP,
                 8.96%, 03/31/07                           5,754,595
                                                     ---------------
                                                          10,602,065
                                                     ---------------
CONSUMER DURABLES - 0.5%
  3,000,000    Rexair LLC
                 First Lien Term Loan,
                 9.78%, 06/30/10                           3,007,500
                                                     ---------------
CONSUMER NON-DURABLES - 4.3%
  1,512,000    Camelbak Products LLC
                 First Lien Term Loan,
                 9.46%, 08/04/11                           1,474,200
  2,000,000    HBI Branded Apparel Ltd., Inc.
                 Second Lien Facility,
                 9.13%, 03/05/14                           2,045,840
  4,324,404    Jarden Corp.
                 Term Loan, 7.50%, 01/24/12                4,332,880
  7,754,121    Revlon Consumer Products
                 Corp.
                 Term Loan, 11.48%,
                 07/09/10 (b)                              7,998,591
  5,077,650    Spectrum Brands
                 Dollar Term Loan, 8.45%,
                 02/07/12                                  5,094,812
  8,000,000    VNU Inc./Nielsen Finance LLC
                 Dollar Term Loan, 8.19%,
                 08/09/13                                  7,982,880
                                                     ---------------
                                                          28,929,203
                                                     ---------------
DIVERSIFIED MEDIA - 4.0%
  3,000,000    Endurance Business Media, Inc.
                 Second Lien Term Loan,
                 12.58%, 01/24/14                          3,022,500
    997,500    MediaNews Group, Inc.
                 New Term Loan C, 7.07%,
                 08/02/13                                  1,000,622
               Metro-Goldwyn-Mayer Holdings
               II, Inc./LOC Acquisition Co.
                 Tranche A Term Loan,
  3,000,000      8.75%, 04/08/11                           2,975,100
                 Tranche B Term Loan,
 10,467,462      8.75%, 04/08/12                          10,392,934
  3,500,000    North American Membership
                 Group, Inc.
                 Revolver, 05/19/10 (b)                    3,462,550
    500,000    Panavision, Inc.
                 Second Lien Term Loan,
                 12.13%, 03/30/12                            508,750
  3,000,000    PBI Media, Inc.
                 Second Lien Term Loan,
                 11.13%, 09/30/13                          3,015,000
  2,460,008    RH Donnelley, Inc.
                 Tranche D-2 Term Loan,
                 6.93%, 06/30/11                           2,443,329
                                                     ---------------
                                                          26,820,785
                                                     ---------------

SEPTEMBER 30, 2006                               HIGHLAND CREDIT STRATEGIES FUND


 PRINCIPAL AMOUNT ($)                                     VALUE ($)
---------------------                                   ------------

SENIOR LOAN NOTES (CONTINUED)

ENERGY - 6.5%
               Alon USA Energy, Inc.
                 Edington Facility, 7.82%,
    222,222      06/22/13                                    224,167
                 Paramount Facility ,
  1,777,778      7.91%, 06/22/13                           1,793,334
  8,000,000    ATP Oil & Gas Corp.
                 Term Loan, 8.70%, 04/14/10                8,080,000
               Coffeyville Resources LLC
                 First Lien Tranche C Term
  1,193,402      Loan, 7.63%, 06/24/12                     1,201,457
                 New Funded LOC, 5.28%,
    803,607      06/24/12                                    809,634
  1,985,000    Complete Production
                 Services, Inc.
                 Term B Facility, 7.66%,
                 09/12/12                                  1,994,925
  3,041,609    Dresser Rand Group, Inc.
                 Tranche B Dollar Term
                 Loan, 7.41%, 10/29/11                     3,057,425
  7,920,000    EPCO Holdings, Inc.
                 Institutional Term Loan C,
                 7.17%, 08/18/10                           7,977,341
  1,995,000    Hawkeye Renewables LLC
                 First Lien Term Loan,
                 9.32%, 06/30/12                           1,971,738
  2,000,000    J Ray McDermott, SA (Panama)
                 Synthetic Facility,
                 06/06/12 (b)                              2,015,000
 14,000,000    Paramount Resources, Ltd.
                 (Canada)
                 Term Loan, 08/25/12 (b)                  14,175,000
                                                     ---------------
                                                          43,300,021
                                                     ---------------
FINANCIAL - 1.6%
    750,000    Arrowhead General Insurance
                 Agency, Inc.
                 Second Lien Term Loan,
                 02/08/13 (b)                                760,312
  1,000,000    Checksmart Financial Co.
                 First Lien Tranche B Term
                 Loan, 8.06%, 05/01/12                     1,000,000
  5,000,000    Concord Re Ltd. (Bermuda)
                 Term Loan, 9.58%, 02/29/12                5,062,500
  1,500,000    FleetCor Technologies
                 Operating Co. LLC
                 Additional Term Loan ,
                 06/30/11 (b)                              1,500,000
    995,000    IPayment, Inc.
                 Term Facility, 7.61%,
                 05/10/13                                    994,383
  1,000,000    Transfirst Holdings, Inc.
                 First Lien Term Loan,
                 9.25%, 08/15/12                           1,005,000
                                                     ---------------
                                                          10,322,195
                                                     ---------------
FOOD AND DRUG - 2.2%
  7,877,713    Jean Coutu Group, Inc.
                 Term Loan B, 8.00%,
                 07/30/11                                  7,903,552
  2,500,000    Le-Nature's, Inc.
                 Tranche B Term Loan,
                 9.39%, 03/01/11                           2,539,050

 PRINCIPAL AMOUNT ($)                                      VALUE ($)
---------------------                                   ------------

FOOD AND DRUG (CONTINUED)
  2,000,000    Restaurant Co., (The)
                 Term Loan, 8.02%, 05/03/13
                 (b)                                       2,012,500
  1,994,987    Roundy's Supermarkets, Inc.
                 Term Loan, 8.23%, 11/03/11                2,014,439
                                                     ---------------
                                                          14,469,541
                                                     ---------------
FOOD/TOBACCO - 1.8%
  3,350,000    Garden Fresh Restaurant Corp.
                 First Lien Term Loan B,
                 06/22/11 (b)                              3,358,375
  8,925,104    Merisant Co.
                 Tranche B Term Loan,
                 8.74%, 01/11/10                           8,824,697
     99,802    Pinnacle Foods Group, Inc.
                 New Term Loan, 7.39%,
                 11/25/10                                     99,844
                                                     ---------------
                                                          12,282,916
                                                     ---------------
FOREST PRODUCTS - CONTAINERS - 0.1%
    995,000    Georgia-Pacific Corp.
                 Term B Loan, 7.41%,
                 12/20/12                                    997,756
                                                     ---------------
GAMING/LEISURE - 5.0%
  4,000,000    Cedar Fair L.P. (Canada)
                 US Term Loan, 7.83%,
                 08/30/12 (b)                              4,028,720
  7,000,000    Drake Hotel Acquisition
                 B Note 1, 04/01/07 (b)                    7,000,000
               Ginn LA Conduit Lender, Inc.
                 First Lien Tranche A
                 Credit-Linked Deposit,
    314,286      8.29%, 06/08/11                             311,143
                 First Lien Tranche B Term
  2,685,714      Loan, 8.41%, 06/08/11 (b)                 2,645,429
  1,984,949    Kerasotes Showplace Theatres LLC
                 Term B1 Loan, 7.88%,
                 10/28/11                                  1,991,579
               OpBiz LLC
                 Term Loan A, 6.76%,
  4,433,346      08/31/10 (b)                              4,339,137
    103,821      Term Loan B, 08/31/10 (b)                   100,923
  1,000,000    Pivotal Promontory LLC
                 First Lien Term Loan,
                 8.08%, 08/31/10                             988,750
               Resorts International Holdings LLC
                 Second Lien Term Loan,
  2,000,000      16.50%, 04/26/13                          2,085,000
                 Term Loan B, 16.50%,
  1,000,000      04/26/12 (b)                              1,006,880
  8,437,492    Six Flags Theme Parks, Inc.
                 Tranche B-1, 8.73%,
                 06/30/09                                  8,545,238
                                                     ---------------
                                                          33,042,799
                                                     ---------------
HEALTHCARE - 11.3%
 13,038,594    Alliance Imaging, Inc.
                 Tranche C Term Loan,
                 7.98%, 12/29/11                          13,090,227

SEPTEMBER 30, 2006                               HIGHLAND CREDIT STRATEGIES FUND


 PRINCIPAL AMOUNT ($)                                     VALUE ($)
---------------------                                   ------------

SENIOR LOAN NOTES (CONTINUED)

HEALTHCARE (CONTINUED)
  9,977,387    CCS Medical, Inc. (Chronic
                 Care) First Lien Term Loan,
                 8.75%, 09/30/12 (b)                       9,653,122
  1,488,750    ComPsych Investments Corp.
                 Term Loan, 04/11/12 (b)                   1,498,055
  3,000,000    Cornerstone Healthcare Group
                 Holding, Inc.
                 Senior Subordinated
                 Unsecured Notes, 14.00%,
                 07/15/12 (d) (e)                          2,325,000
  4,000,000    Golden Gate National Senior
                 Care LLC
                 Second Lien Term Loan,
                 12.99%, 09/14/11                          4,070,000
 10,000,000    HCA Inc.
                 Second Lien Bridge Loan,
                 09/15/07 (b)                              9,950,000
  7,000,000    HealthSouth Corp.
                 Term Loan B, 8.52%,
                 03/10/13 (b)                              7,036,750
  6,219,838    LifePoint Hospitals, Inc.
                 Term Loan B, 6.91%,
                 04/15/12                                  6,196,949
               MMM Holding, Inc./NAMM
               Holdings, Inc./PHMC (Puerto
               Rico)
                 NAMM New Term Loan, 7.75%,
  3,069,066      08/22/11                                  3,067,163
                 NAMM Original Term Loan,
    638,730      7.75%, 08/22/11                             638,334
                 NAMM PHMC Acquistion Term
     61,951      Loan, 7.75%, 08/22/11                        61,913
                 PHMC Acquisition Term
  2,230,253      Loan, 7.75%, 08/10/11                     2,235,829
               National Mentor Holdings, Inc.
                 Institutional LC Facility,
    230,000      06/29/13 (b)                                230,862
                 Tranche B Term Loan,
  3,750,000      06/29/13 (b)                              3,768,750
  1,975,000    Quintiles Transnational Corp.
                 First Lien Term B, 7.37%,
                 03/31/13                                  1,974,684
  1,000,000    Renal Advantage Inc.
                 Tranche B Term Loan,
                 7.89%, 10/06/12                           1,001,250
  2,000,000    Triumph Healthcare Second
                 Holdings LLC
                 Second Lien Term Loan,
                 13.48%, 07/28/14                          2,012,500
               Warner Chilcott Co., Inc.
               (Puerto Rico)
                 Dovobet Delayed Draw Term
    130,258      Loan, 7.93%, 01/18/12 (b)                   130,556
                 Dovonex Delayed Draw Term
  1,315,790      Loan, 7.80%, 01/18/12 (b)                 1,319,079
                 Tranche B Acquisition Date
  2,931,988      Term Loan, 7.79%, 01/18/12 (b)            2,938,556
                 Tranche C Acquisition Date
  1,181,448      Term Loan, 7.61%, 01/18/12 (b)            1,184,035
                 Tranche D Acquisition Date
    399,408      Term Loan, 01/18/12 (b)                     400,283

 PRINCIPAL AMOUNT ($)                                      VALUE ($)
---------------------                                    ------------

HEALTHCARE (CONTINUED)
     146,38    Warner Chilcott Holdings Co.
                 III, Ltd. (Bermuda)
                 Tranche D Acquisition Date
                 Term Loan, 7.61%, 01/18/12                  146,708
                                                     ---------------
                                                          74,930,605
                                                     ---------------
HOUSING - 9.4%
               Atrium Cos., Inc.
                 Closing Date Term
  2,404,588      Facility, 05/31/12 (b)                    2,305,399
                 Delayed Draw Term Loan,
    295,412      05/31/12 (b)                                284,703
  5,976,376    Custom Building Products, Inc.
                 First Lien Term Loan,
                 7.62%, 10/20/11                           6,009,963
  1,224,056    DESA LLC
                 Term Loan, 11/26/11 (b)                   1,226,357
  1,500,000    EH/Transeastern, LLC/TE TOUSA
                 Term Loan, 7.75%, 08/01/08                1,200,000
  1,500,000    Flag Luxury Properties
                 Holdings, LLC
                 First Lien Term Loan,
                 03/21/11 (b)                              1,477,500
  1,860,595    Knoll, Inc.
                 Term Loan, 7.12%, 10/03/12                1,866,028
  6,000,000    Kuilima Resort Co.
                 First Lien Term Loan,
                 8.08%, 09/30/10 (b)                       5,955,000
  1,000,000    LBREP/L-Suncal Master I LLC
                 First Lien Term Loan,
                 01/19/10 (b)                              1,006,880
 12,000,000    LNR Property Corp.
                 Initial Tranche B Term
                 Loan, 8.22%, 07/12/11                    12,090,000
  2,500,000    November 2005 Land
                 Investors, LLC
                 Second Lien Term Loan,
                 12.50%, 04/24/10                          2,493,750
               Owens Corning
  2,041,667      Letter of Credit, 09/30/11 (b)            3,266,667
  1,458,333      Revolver, 09/30/11 (b)                    2,344,723
  4,000,000    Roofing Supply Group LLC
                 First Lien Term Loan,
                 8.58%, 08/31/13                           3,970,000
  7,500,000    Rubicon GSA II LLC
                 (Australia)
                 Term Loan, 10.00%,
                 08/30/08                                  7,500,000
    555,169    Walter Industries, Inc.
                 Term Loan, 6.87%, 10/03/12                  557,045
               Westgate Investments LLC
                 Senior Secured Loan,
  7,300,000      13.00%, 09/25/10                          7,300,000
                 Senior Unsecured  Loan,
  1,475,000      18.00%, 08/03/12                          1,475,000
                                                     ---------------
                                                          62,329,015
                                                     ---------------
INFORMATION TECHNOLOGY - 6.3%
  2,000,000    Data Transmission Network
                 Corp.
                 Second Lien Term Loan,
                 13.30%, 09/10/13 (b)                      2,010,000

SEPTEMBER 30, 2006                               HIGHLAND CREDIT STRATEGIES FUND


 PRINCIPAL AMOUNT ($)                                     VALUE ($)
---------------------                                   ------------

SENIOR LOAN NOTES (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)
               Infor Enterprise Solutions
               Holdings, Inc.
                 Delayed Draw Term Loan,
  2,742,857      9.15%, 07/28/12                           2,765,129
                 Initial US Term Facility,
  5,257,143      9.08%, 07/28/12                           5,289,211
  2,000,000    IPC Aquisition Corp.
                 Second Lien Tem Loan,
                 12.52%, 08/05/12                          2,040,000
  8,000,000    NameMedia, Inc.
                 Term Loan, 11.33%,
                 08/31/08                                  7,960,000
  8,372,916    ON Semiconductor Corp.
                 Term Loan H, 7.75%,
                 12/15/11                                  8,416,539
  4,858,156    Open Solutions Inc.
                 First Lien Term Loan,
                 7.90%, 09/03/11                           4,900,665
               Quantum Corp.
                 First Lien Term Loan,
  3,000,000      10.40%, 08/22/12                          3,003,750
                 Second Lien Term Loan,
  1,000,000      14.25%, 08/22/13                            997,500
  2,500,000    Secure Computing Corp.
                 Term Loan, 8.58%, 08/31/13                2,518,750
  2,000,000    Serena Software, Inc.
                 Term Loan, 7.41%, 03/11/13                2,001,240
                                                     ---------------
                                                          41,902,784
                                                     ---------------
MANUFACTURING - 3.8%
  3,000,000    CST Industries, Inc.
                 Term Loan, 10.00%,
                 08/09/13                                  2,994,150
  1,000,000    FR X Ohmstede Acquisitions
                 Co. Term B Loan, 8.50%,
                 08/09/13                                  1,011,250
  5,000,000    Global Petroleum, Inc. (SPI
                 Petroleum)
                 Term Loan, 9.84%, 07/26/13                5,012,500
  1,011,458    Matinvest 2 SAS (Deutsche
                 Connector) (France)
                 Mezz A USD Facility,
                 13.54%, 06/22/16                          1,039,273
                 Matinvest 2 SAS/ Butterfly
               Wendel US, Inc.
                 B-2 Facility, 7.90%,
  2,250,000      06/22/14                                  2,271,803
                 C-2 Facility, 8.40%,
  2,250,000      06/22/15                                  2,280,960
                 Prysmian Power Cables &
               Systems, Inc.
                 B3b Term Loan, 7.88%,
  1,525,200      08/25/13                                  1,533,634
                 C5b Term Loan, 8.38%,
    381,300      08/25/13                                    384,000
  2,000,000    Ray Acquisition SCA (Rexel)
                 (France) Term Loan B3-A US, 7.86%,
                 08/02/14                                  2,027,500
  7,000,000    TFS Acquisition Corp.
                 Term Loan, 8.83%, 08/03/13 (b)            7,052,500
                                                     ---------------
                                                          25,607,570
                                                     ---------------

 PRINCIPAL AMOUNT ($)                                      VALUE ($)
---------------------                                   ------------

METALS/MINERALS - 3.0%
  1,000,000    Aleris International, Inc.
                 (Germany)
                 U S Loan, 7.88%, 07/31/13                 1,002,190
  1,326,316    Euramax International
                 Holdings B.V.
                 Second Lien European Loan,
                 12.49%, 06/29/13                          1,346,211
               Euramax International, Inc.
                 First Lien Domestic Term Loan,
  2,884,136      8.06%, 06/29/12                           2,892,788
                 Second Lien Domestic Term Loan,
  2,673,684      12.49%, 06/29/13                          2,693,737
  6,500,000    James River Coal Co.
                 Credit Linked Certificate
                 of Deposit, 5.10%, 11/30/11               6,500,000
  1,600,000    Oglebay Norton Co.
                 Tranche B Term Loan,
                 7.83%, 07/31/12 (c)                       1,615,008
  2,000,000    PinnOak Resources, LLC
                 Term Loan, 11/23/12 (b)                   1,970,000
  1,745,625    United Central Industrial
                 Supply Company, L.L.C.
                 Term Loan, 8.61%, 03/31/12                1,757,635
                                                     ---------------
                                                          19,777,569
                                                     ---------------
RETAIL - 8.4%
  3,476,222    Blockbuster Entertainment Corp.
                 Tranche B Term Loan,
                 8.83%, 08/20/11                           3,476,848
 11,987,469    Burlington Coat Factory
                 Warehouse Corp.
                 Term Loan, 7.53%, 05/28/13 (b)           11,649,182
  3,000,000    CSK Auto, Inc.
                 Term Loan, 8.54%, 06/30/12                3,033,750
  1,000,000    Eddie Bauer, Inc.
                 Term Loan, 9.65%, 06/21/11                1,000,000
               Movie Gallery, Inc.
  1,524,931      Term Loan A, 04/27/11 (b)                 1,439,535
                 Term Loan B, 10.62%,
 18,805,629      04/27/11 (b)                             17,656,793
  9,443,038    Neiman Marcus Group, Inc.
                 (The)
                 Term Loan, 7.89%, 04/06/13                9,516,599
  2,000,000    Sports Authority, Inc., (The)
                 Term Loan B, 05/03/13 (b)                 1,990,840
  6,000,000    Toys "R" US, Inc.
                 Tranche B Term Loan,
                 9.62%, 07/19/12                           6,098,760
                                                     ---------------
                                                          55,862,307
                                                     ---------------
SERVICE - 5.9%
  1,000,000    Alliance Laundry Systems LLC
                 Term Loan, 7.58%, 01/27/12                1,006,880
  2,992,500    Education Management Corp.
                 Tranche B Term Loan,
                 9.75%, 06/01/13                           3,014,764
  2,000,000    Koosharem Corp.
                 Second Lien Term Loan,
                 15.75%, 06/30/13                          1,975,000

SEPTEMBER 30, 2006                               HIGHLAND CREDIT STRATEGIES FUND


 PRINCIPAL AMOUNT ($)                                     VALUE ($)
---------------------                                   ------------

SENIOR LOAN NOTES (CONTINUED)

SERVICE (CONTINUED)
               La Petite Academy, Inc.
                 Closing Date First Lien
  6,500,000      Term Loan, 8.33%, 08/16/12                6,544,720
               La Petite Academy, Inc. (continued)
                 Second Lien Term Loan,
  4,000,000      12.61%, 02/16/13                          4,050,000
  8,000,000    NES Rentals Holdings, Inc.
                 Second Lien Term Loan,
                 12.13%, 07/20/13                          8,080,000
  6,237,288    Safety-Kleen Holdings Ltd.
                 GBP Term Loan B1, 7.88%,
                 08/02/13                                  6,252,881
  1,762,712    Safety-Kleen Systems
                 Synthetic LC, 5.53%,
                 08/02/13                                  1,767,119
  1,512,756    Survey Sampling
                 International, LLC
                 Term Loan, 8.75%, 05/06/11                1,518,429
               United Rentals, Inc.
                 Initial Term Loan,
  3,663,158      02/14/11 (b)                              3,679,569
                 Tranche B Credit-Linked
    336,842      Deposit, 02/14/11 (b)                       337,684
  1,000,000    Vanguard Car Rental USA
                 Holding, Inc.
                 Term Loan, 8.32%, 06/14/13                1,002,340
                                                     ---------------
                                                          39,229,386
                                                     ---------------
TELECOMMUNICATIONS - 4.4%
  1,995,000    Gabriel Communications
                 Finance Co.
                 Term Loan B, 10.34%,
                 05/12/12                                  2,006,212
               Madison River Capital
  4,000,000      Term B-1, 7.73%, 07/29/12                 4,020,000
  1,000,000      Term B-2, 7.73%, 07/29/12                 1,005,000
  8,000,000    PaeTec Communications, Inc.
                 Second Lien Term Loan,
                 12.88%, 06/12/13 (b)                      8,162,560
               Sorenson Communications, Inc.
  2,000,000      Revolver, 08/16/12 (b)                    1,996,800
                 Second Lien Term Loan,
  5,000,000      12.39%, 02/16/14                          5,046,900
                 Tranche B Term Loan,
  6,000,000      8.39%, 08/16/13                           6,041,280
  1,250,000    Stratos Global Corp./Stratos
                 Funding LP (Canada)
                 Term B Facility, 8.11%,
                 02/13/12                                  1,249,225
                                                     ---------------
                                                          29,527,977
                                                     ---------------
TRANSPORTATION - 8.5%
               Carey International, Inc.
                 First Lien Term Loan,
  3,974,748      9.19%, 05/10/11                           3,974,748
                 Second Lien Term Loan,
  2,594,598      17.20%, 05/10/12                          2,588,111
  4,233,334    Consolidated Container
                 Holdings LLC
                 Term Loan, 11.00%,
                 12/15/08                                  4,254,500
    375,854    Cooper-Standard Automotive Canada
                 Ltd.
                 Tranche B Term Loan, 12/23/11 (b)           375,974

 PRINCIPAL AMOUNT ($)                                      VALUE ($)
---------------------                                    ------------

TRANSPORTATION (CONTINUED)
               Cooper-Standard Automotive Inc.
    627,281      Term Loan D, 12/23/11 (b)                   628,654
                 Tranche C Term Loan ,
    604,635      12/23/11 (b)                                606,146
  3,000,000    Dana Corp.
                 DIP Term Loan, 7.65%,
                 04/13/08                                  2,998,140
  2,000,000    Dayco Proudcts LLC
                 Second Lien Term Loan,
                 12/31/11 (b)                              2,042,500
  8,495,000    Delphi Corp.
                 Term Loan, 13.75%, 06/14/11 (b)           8,798,951
    505,325    Environmental Systems
                 Products Holdings Inc.
                 Term Loan, 8.70%, 12/12/08                  511,485
               Key Plastics LLC
                 Term Loan B, 8.75%,
  1,000,000      06/24/10                                  1,005,000
  3,459,900      Term Loan C, 06/29/11 (b)                 3,425,301
               Keystone Automotive Operations,
               Inc.
                 Term Loan B, 7.94%,
     92,223      10/30/09                                     92,454
                 Term Loan C, 7.99%,
  2,052,075      10/30/10                                  2,055,933
  5,000,000    Lear Corp.
                 First Lien Term Loan B,
                 7.98%, 04/25/12                           4,900,000
  3,548,572    Motor Coach Industries
                 International, Inc.
                 Second Lien Term Loan,
                 12/01/08 (b)                              3,637,286
  5,000,000    Navistar International Corp.
                 Delay Draw Term Loan,
                 10.49%, 02/22/09                          5,046,900
  2,000,000     New Century Transportation,
                 Inc. Term Loan B, 8.58%,
                 08/14/12                                  2,005,000
  7,889,163     SIRVA Worldwide, Inc.
                 Tranche B Term Loan,
                 11.46%, 12/01/10 (b)                      7,488,157
                                                     ---------------
                                                          56,435,240
                                                     ---------------
UTILITIES - 7.2%
  5,000,000    ANP Funding I, LLC
                 Tranche A Term Loan,
                 07/29/10 (b)                              5,035,400
               Calpine Corp.
                 Second Lien Term Loan B,
  1,000,000      13.00%, 07/16/07                          1,041,960
                 Second Priority DIP Term
  1,000,000      Loan, 9.50%, 12/20/07                     1,018,130
    902,601    CenterPoint Energy, Inc.
                 Term Loan, 7.71%, 04/30/10                  903,639
                 Coleto Creek Power, LP
                 Second Lien Term Loan,
  5,000,000      9.45%, 06/28/13                           4,687,500
                 Synthetic Facility, 8.26%,
    382,166      06/28/13                                    381,210
  5,617,834      Term Loan, 8.20%, 06/28/13                5,603,790
               GBGH, LLC (U S Energy)
                 First Lien Term Loan,
  5,000,000      10.94%, 08/07/13                          5,012,500
                 Second Lien Term Loan,
  5,000,000      7.94%, 08/07/14                           5,012,500
  3,427,490    Midwest Generation LLC
                 Term Loan, 04/27/11 (b)                   3,451,071

SEPTEMBER 30, 2006                               HIGHLAND CREDIT STRATEGIES FUND


 PRINCIPAL AMOUNT ($)                                     VALUE ($)
---------------------                                   ------------

SENIOR LOAN NOTES (CONTINUED)

UTILITIES (CONTINUED)
               Plum Point Energy Associates,
               LLC
                 First Lien Term Loan,
    607,134      8.75%, 03/14/14                             611,687
                 Funded Letter of Credit,
  2,236,456      8.75%, 03/14/14                           2,260,207
               TECO Panda Generating Co. -
               Gila River Power Station
                 Project Letter of Credit,
    598,071      06/01/12 (b)                                696,752
                 Tranche A Term Loan,
  3,243,645      06/01/12 (b)                              3,876,156
                 Tranche B Term Loan,
  3,129,163      06/01/20 (b)                              3,719,793
     38,585      Working Capital, 06/01/12 (b)                44,952
               TECO Panda Generating Co.-
               Union Power Partners, L.P.
    173,633      Letter of Credit, 06/01/12 (b)              202,283
                 Tranche A Term Loan,
  1,908,026      06/01/12 (b)                              2,280,092
                 Tranche B Term Loan,
  1,831,705      06/01/20 (b)                              2,177,440
     77,170      Working Capital, 06/01/12 (b)                89,903
                                                     ---------------
                                                          48,106,965
                                                     ---------------
WIRELESS COMMUNICATIONS - 0.3%
  2,000,000    Cricket Communications, Inc.
                 Term B Facility, 8.25%,
                 06/16/13                                  2,019,000
                                                     ---------------

               TOTAL SENIOR LOAN NOTES
                 (COST $707,256,771)                     708,277,223
                                                     ---------------
FOREIGN DENOMINATED SENIOR LOAN NOTES - 6.1%

FRANCE EUR - 2.6%

CABLE  - INTERNATIONAL CABLE
               Ypso Holding SA
                 Eur B (Acq) 1 Facility,
  1,148,808      06/06/14 (b)                              1,429,788
                 Eur B (Acq) 1 Facility,
  1,531,744      5.61%, 06/15/14                           1,905,900
                 Eur B (Acq) 2 Facility,
  4,373,530      5.61%, 06/15/14 (b)                       5,441,844
                 Eur B (Recap) 1 Facility,
  3,969,096      5.61%, 06/15/14                           4,938,619
                 Eur B (Recap) 1 Facility,
  2,976,822      06/06/14 (b)                              3,667,198
                                                     ---------------
                                                          17,383,349
                                                     ---------------
GERMANY EUR - 1.0%

BROADCASTING
  5,000,000    P7S1 Holding II S.A..R.L - GMP
                 Facility B, 7.09%, 07/08/11               6,347,635
                                                     ---------------

 PRINCIPAL AMOUNT ($)                                     VALUE ($)
---------------------                                   ------------

LUXEMBOURG EUR - 0.9%

INFORMATION TECHNOLOGY
               Infor Enterprise Solutions Holdings, Inc.
                 Euro Delayed Draw Bridge
  1,915,423      Term Loan, 07/29/13 (b)                   2,420,301
                 Stage One Euro Bridge
  3,059,702      Facility, 07/29/13 (b)                    3,866,196
                                                     ---------------
                                                           6,286,497
                                                     ---------------
SPAIN EUR - 0.9%

CABLE/WIRELESS VIDEO
  5,000,000    Cableuropa, S.A.U.
                 Term Loan, 05/14/14 (b)                   6,286,261
                                                     ---------------
UNITED KINGDOM GBP - 0.7%
UTILITIES
    750,000    Eggborough Power Ltd.
                 Term Loan, 7.00%, 03/31/22 (b)            4,637,153
                                                     ---------------

               TOTAL FOREIGN DENOMINATED
                 SENIOR LOAN NOTES
                 (COST $41,170,108)                       40,940,895
                                                     ---------------
CORPORATE NOTES AND BONDS - 26.9%

AEROSPACE - 0.7%
  5,000,000    Standard Aero Holdings, Inc.
                 8.25%, 09/01/14                           4,850,000
                                                     ---------------
CABLE/WIRELESS VIDEO - 1.2%
  4,500,000    CCH I LLC
                 11.00%, 10/01/15                          4,117,500
  4,000,000    Charter Communications Inc.
                 5.88%, 11/16/09 (f)                       3,625,000
                                                     ---------------
                                                           7,742,500
                                                     ---------------
CHEMICALS - 2.0%
               Solutia Inc.
  8,000,000      10/15/27 (d)                              7,800,000
  5,500,000      10/15/37 (d)                              5,362,500
                                                     ---------------
                                                          13,162,500
                                                     ---------------
CONSUMER NON-DURABLES - 1.4%
  3,000,000    Ames True Temper
                 9.51%, 01/15/12 (g)                       3,030,000
               Remington Arms Co., Inc.
    500,000    10.50%, 02/01/11 (f) (h)                      462,500
  4,100,000    10.50%, 02/01/11 (f)                        3,792,500
  2,000,000    Solo Cup Co.
                 Senior Subordinated Notes,
                 8.50%, 02/15/14 (f)                       1,737,500
                                                     ---------------
                                                           9,022,500
                                                     ---------------
DIVERSIFIED MEDIA - 1.0%
  4,500,000    Network Communications, Inc.
                 10.75%, 12/01/13                          4,522,500

SEPTEMBER 30, 2006                               HIGHLAND CREDIT STRATEGIES FUND


 PRINCIPAL AMOUNT ($)                                     VALUE ($)
---------------------                                   ------------

CORPORATE NOTES AND BONDS (CONTINUED)

DIVERSIFIED MEDIA (CONTINUED)
  2,000,000    PRIMEDIA, Inc.
                 Senior Notes, 10.78%,
                 05/15/10 (g)                              2,055,000
                                                     ---------------
                                                           6,577,500
                                                     ---------------
ENERGY - 0.4%
  3,000,000    Massey Energy Co.
                 Senior Notes, 6.63%,
                 11/15/10                                  2,940,000
                                                     ---------------
FINANCIAL - 0.3%
  2,000,000    Penhall International, Corp.
                 Senior Secured Notes,
                 12.00%, 08/01/14 (f) (h)                  2,105,000
                                                     ---------------
FOOD/TOBACCO - 2.2%
               Chiquita Brands
               International, Inc.
                 Senior Notes, 7.50%,
  3,000,000      11/01/14                                  2,610,000
                 Senior Notes, 8.88%,
  5,000,000      12/01/15 (f)                              4,637,500
 10,000,000    Swift & Co.
                 PIK Holdco Notes, 8.00%,
                 03/19/10                                  7,400,000
                                                     ---------------
                                                          14,647,500
                                                     ---------------
FOREST PRODUCTS - CONTAINERS - 1.5%
  1,500,000    Impress Metal Packaging
                 Holdings BV (Netherlands)
                 8.51%, 09/15/13 (f) (g) (h)               1,509,750
  4,000,000    Graphic Packaging
                 International, Inc.
                 Senior Subordinated Notes,
                 9.50%, 08/15/13 (f)                       4,110,000
  4,000,000    NewPage Corp.
                 Senior Subordinated Notes,
                 12.00%, 05/01/13                          4,160,000
                                                     ---------------
                                                           9,779,750
                                                     ---------------
GAMING/LEISURE - 2.4%
               Six Flags Theme Parks, Inc.
                 Senior Notes, 4.50%,
  3,600,000      05/15/15                                  3,784,500
                 Senior Notes, 8.88%,
  4,500,000      02/01/10 (f)                              4,331,250
  8,000,000    Trump Entertainment Resorts
                 Holdings LP
                 8.50%, 06/01/15 (f)                       7,690,000
                                                     ---------------
                                                          15,805,750
                                                     ---------------
HEALTHCARE - 0.5%
  5,000,000    Rotech Healthcare, Inc.
                 9.50%, 04/01/12 (f)                       3,450,000
                                                     ---------------
HOUSING - 1.3%
  1,000,000    Builders FirstSource, Inc.
                 9.66%, 02/15/12 (g)                         985,000
  3,000,000    Dayton Superior Corp.
                 13.00%, 06/15/09 (f)                      2,835,000

  PRINCIPAL AMOUNT ($)                                    VALUE ($)
 ---------------------                                  ------------

HOUSING (CONTINUED)
  9,000,000    Owens Corning
                 08/01/18 (f) (d)                          4,657,500
                                                     ---------------
                                                           8,477,500
                                                     ---------------
ELECTRONICS/ELECTRIC - 0.8%
  6,000,000    MagnaChip Semiconductor
                 Senior Secured Notes,
                 8.64%, 12/15/11 (g)                       5,100,000
                                                     ---------------
MANUFACTURING - 0.4%
  1,000,000    Polypore, Inc.
                 Senior Subordinated Notes,
                 8.75%, 05/15/12 (f)                         965,000
  2,000,000    TFS Acquisition Corp
                 Senior Secured Notes,
                 12.90%, 08/01/14 (g) (h)                  2,005,000
                                                     ---------------
                                                           2,970,000
                                                     ---------------
RETAIL - 2.9%
  9,500,000    Blockbuster Entertainment
                 Corp.
                 Senior Subordinated Notes,
                 9.00%, 09/01/12 (f)                       8,763,750
  1,000,000    Finlay Fine Jewelry Corp.
                 Senior Notes, 8.38%,
                 06/01/12                                    900,000
  2,000,000    Gregg Appliances, Inc.
                 9.00%, 02/01/13                           1,835,000
  2,000,000    Linens 'n Things, Inc.
                 11.13%, 01/15/14 (g)                      1,940,000
  3,000,000    Movie Gallery Inc.
                 Senior Unsecured Notes,
                 11.00%, 05/01/12 (f)                      1,935,000
  5,000,000    Toys "R" US, Inc.
                 7.88%, 04/15/13                           4,081,250
                                                     ---------------
                                                          19,455,000
                                                     ---------------
SERVICE - 1.1%
  7,550,000    HydroChem Industrial
                 Services, Inc.
                 Senior Subordinated Notes,
                 9.25%, 02/15/13 (h)                       7,512,250
                                                     ---------------
TRANSPORTATION - 4.0%
  5,000,000    American Tire Distributors
                 Holdings, Inc.
                 Senior Notes, 11.76%,
                 04/01/12 (g)                              4,575,000
  2,000,000    Cooper-Standard Automotive,
                 Inc.
                 8.38%, 12/15/14 (f)                       1,480,000
               Delphi Corp.
  5,000,000      06/15/06 (f) (d)                          4,500,000
  5,000,000      05/01/29 (f) (d)                          4,250,000
               Federal-Mogul Corp.
  1,000,000      07/01/06 (d)                                580,000
 12,000,000      01/15/09 (d)                              6,960,000
  2,000,000    General Motors Accept Corp.
                 6.75%, 12/01/14 (f)                       1,955,522
               Stanadyne Corp.
                 Senior Discount Notes,
  2,250,000      12.00%, 02/15/15 (i)                      1,496,250

SEPTEMBER 30, 2006                               HIGHLAND CREDIT STRATEGIES FUND


 PRINCIPAL AMOUNT ($)                                     VALUE ($)
---------------------                                   ------------

TRANSPORTATION (CONTINUED)
                 Senior Subordinated Notes,
  1,000,000      10.00%, 08/15/14                          1,015,000
                                                     ---------------
                                                          26,811,772
                                                     ---------------
UTILITIES - 0.4%
  5,000,000    Calpine Corp.
                 02/15/11 (f) (d)                          2,500,000
                                                     ---------------
WIRELESS COMMUNICATIONS - 2.4%
    999,990    Mobile Services Group Inc.
                 Senior Notes, 9.75%,
                 08/01/14 (h)                              1,029,990
               SunCom Wireless Holdings, Inc.
  5,000,000      8.50%, 06/01/13 (f)                       4,662,500
  1,500,000      8.75%, 11/15/11 (f)                       1,128,750
 12,000,000      9.38%, 02/01/11 (f)                       9,030,000
                                                     ---------------
                                                          15,851,240
                                                     ---------------

               TOTAL CORPORATE NOTES AND
                 BONDS
                 (COST $177,243,193)                     178,760,762
                                                     ---------------
COMMON STOCKS - 2.1%
     26,000    Diamond Offshore Drilling                   1,881,620
    528,000    Graphic Packaging Corp. (j)                 1,932,480
     65,472    Gray Television, Inc., Class A                452,412
    259,100    GrayTelevision, Inc.                        1,660,831
    125,000    Ico Global Com Holding Ltd. (j)               731,250
    100,067    Louisiana-Pacific Corp.                     1,878,258
    119,680    Newpark Resources, Inc. (j)                   637,894
     29,800    NRG Energy, Inc. (j)                        1,349,940
    110,000    Owens Illinois (f) (j)                      1,696,200
     20,000    Trump Entertainment Resorts,
               Inc. (j)                                      339,200
          8    Westgate Investments LLC                       25,000
     47,150    Williams Cos., Inc.                         1,125,470
                                                     ---------------

               TOTAL COMMON STOCKS
                 (COST $14,193,809)                       13,710,555
                                                     ---------------

TOTAL INVESTMENTS - 141.6%                               941,689,435
                                                     ---------------
    (cost of $939,863,881) (k)

OTHER ASSETS & LIABILITIES, NET - (41.6)%               (276,596,290)
                                                     ---------------

NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS - 100.0%                                    665,093,145
                                                     ===============
 ---------------------
(a) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by footnote (c), all senior loans carry a variable rate interest.) These base lending rates are generally
      (i) the Prime Rate offered by one or more major
      United States banks, (ii) the lending rate offered by one or more European banks such as the London
      Inter-Bank Offered Rate ("LIBOR") or (iii) the
      Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2006.
      Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(b)   All or a portion of this position has not settled.
      Contract rates do not take effect until settlement date.
(c) Senior Loan Notes have additional unfunded loan commitments. As of Senior Loan Notes have additional unfunded loan commitments. As of September 30, 2006, the Portfolio had unfunded loan commitments of $2,304,989, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

                                            UNFUNDED
                                              LOAN
BORROWER                                   COMMITMENT
Ferro Corp.                               $  666,667
Millennium Digital Media Systems, LLC      1,238,322
Oglebay Norton Co.                           400,000
                                          ----------
                                          $2,304,989
                                          ==========

(d) The issuer is in default of certain debt covenants. Income is not being accrued.
(e)   Fixed Rate Senior Loan.
(f) Securities (or a portion of securites) on loan as of September 30, 2006. The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. As of September 30, 2006, the market value of securities loaned by the Fund was $73,810,609. The loans were secured with cash collateral of $75,403,290.
(g) Floating rate note. The interest rate shown reflects the rate in effect at September 30, 2006.

SEPTEMBER 30, 2006                               HIGHLAND CREDIT STRATEGIES FUND

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2006, this security amounted to $14,624,490 or 2.2% of net assets. This security has been determined by the Adviser to be a liquid security.
(i) Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. Interest rate presented represents annualized yield at time of purchase. The coupon rate will be 0.000% until the date shown and the subsequent rate thereafter.
(j)   Non-income producing security.
(k)   Cost for Federal income tax purposes is $939,863,881.


Gross unrealized appreciation    $   8,693,619
Gross unrealized depreciation       (6,868,065)
                                 -------------
Net unrealized appreciation      $   1,825,554
                                 =============

DIP   Debtor in Possession
LP    Limited Partnership
PIK   Payment in Kind

Investments sold short outstanting at September 30, 2006:

TYPE                                   SHARES          VALUE
---------------------------------------------------------------
Sharper Image                          82,800     $   852,840
Superior Industries International,
Inc.                                  114,720        1,926149
                                                  -----------
                                                  $ 2,778,989
                                                  ===========

SECURITY VALUATION:
The value of the Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HIGHLAND CREDIT STRATEGIES FUND

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 16, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 16, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date     OCTOBER 16, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.